STATE FARM MUTUAL FUND TRUST

Supplement dated April 1, 2017 to the Prospectus dated May 1, 2016 and previously supplemented on October 27, 2016 of State Farm Mutual Fund Trust for Class A, Class B, Premier and Legacy Class B shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

●	State Farm VP Management Corp. Registered Representatives no longer sell shares of the Funds and have discontinued providing service to persons who own Fund shares, such as helping those persons buy, exchange or redeem Fund shares. Therefore, all references in the Prospectus to State Farm VP Management Corp. Registered Representatives in those capacities are deleted. To purchase Fund shares or obtain any other shareholder services, please contact a State Farm VP Management Corp. Customer Service Representative at 1-800-447-4930 from 8:00 a.m. through 6:00 p.m. (Central Time) Monday through Friday (except holidays). An interactive voice response (IVR) system provides access to most information and many transactions, 24 hours per day. You also may purchase Fund shares or obtain other shareholder service via the Internet.

●	State Farm VP Management Corp. waives all sales charges imposed on purchases and all contingent deferred sales charges imposed on redemptions until further notice. This waiver is voluntary, and it may be revoked at any time.

●	For each Fund, until further notice, State Farm VP Management Corp. waives receipt of all Rule 12b-1 distribution and service fees for each applicable class of shares as described in the Prospectus. This waiver is voluntary, and it may be revoked at any time.

The following is added as a third paragraph on page 82 under the heading “Managing the Investments of the Funds,” “Additional Expense Information”:

In addition, until further notice, State Farm VP Management Corp. waives all sales charges imposed on purchases, all contingent deferred sales charges imposed on redemptions, and all Rule 12b-1 distribution and service fees for each class of shares of the Funds, as applicable. These waivers are voluntary, and they may be revoked at any time.

The first paragraph under the heading “Shareholder Information” on page 88 is deleted and replaced with the following paragraph:

You may buy shares of any of the Funds by submitting a written order directly to State Farm VP Management Corp. at the address listed below, by contacting a State Farm VP Management Corp. Customer Service Representative at 1-800-447-4930 from 8:00 a.m. through 6:00 p.m. (Central Time) Monday through Friday (except holidays), or via the Internet. An interactive voice response (IVR) system provides access to most information and many transactions, 24 hours per day.

The third paragraph under the heading “Shareholder Information” on page 88 is deleted and replaced with the following paragraph:

During periods of volatile economic and market conditions, you may have difficulty initiating a transaction by telephone or by the internet, in which case you should consider sending in your request by letter.

The paragraph on page 103 under the heading “Opening and Adding to an Account,” “Through your State Farm VP Management Corp. Registered Representative” is deleted.

The first bulleted paragraph on page 104 under the heading “General Policies on Buying Shares” is deleted and replaced with the following:

●	Your purchase order must be received by 4:00 p.m., Eastern Time to get that day’s NAV.

The paragraph on page 104 under the heading “How to Exchange Shares,” “Through your State Farm VP Management Registered Representative” is deleted.

The third bulleted paragraph on page 105 under the heading “General Policies on Exchanging Shares,” “Exchange Limitations” is deleted and replaced with the following:

●	An exchange will be effective on the day your request is received, if it is received by State Farm VP Management Corp. before the Funds calculate their NAVs on that day; a request received after the time the NAV is calculated will be effective at the next calculated NAV. All Funds calculate their NAVs as of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern Time) each day the NYSE is open for business.

The paragraph on page 105 under the heading “How to Redeem Fund Shares,” “Through your State Farm VP Management Corp. Registered Representative” is deleted.

The first bulleted paragraph on page 106 under the heading “General Redemption Policies” is deleted and replaced with the following:

●	Each Fund will redeem shares at the Fund’s NAV next determined after receipt of the order in proper form by State Farm VP Management Corp. Receipt of an order in proper form means State Farm VP Management Corp. has received complete redemption instructions from you. Any applicable contingent deferred sales charge will be deducted from your redemption proceeds.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated April 1, 2017 to the Prospectus dated May 1, 2016 and previously supplemented on October 27, 2016 of State Farm Mutual Fund Trust for Class R-1, Class R-2 and Class R-3 shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

●	State Farm VP Management Corp. Registered Representatives no longer sell shares of the Funds and have discontinued providing service to persons who own Fund shares, such as helping those persons buy, exchange or redeem Fund shares. To purchase Fund shares or obtain any other shareholder services, please contact a State Farm VP Management Corp. Customer Service Representative at 1-800-447-4930 from 8:00 a.m. through 6:00 p.m. (Central Time) Monday through Friday (except holidays). You also may purchase Fund shares or obtain other shareholder service via the Internet.

●	For each Fund, until further notice, State Farm VP Management Corp. waives receipt of all Rule 12b-1 distribution fees for each applicable class of shares as described in the Prospectus. This waiver is voluntary, and it may be revoked at any time.

The following is added as a third paragraph on page 72 under the heading “Managing the Investments of the Funds,” “Additional Expense Information”:

In addition, until further notice, State Farm VP Management Corp. waives all Rule 12b-1 distribution fees for each class of shares of the Funds, as applicable. These waivers are voluntary, and they may be revoked at any time.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated April 1, 2017 to the Prospectus dated May 1, 2016 and previously supplemented on October 27, 2016 of State Farm Mutual Fund Trust for Institutional Shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

●	State Farm VP Management Corp. Registered Representatives no longer sell shares of the Funds and have discontinued providing service to persons who own Fund shares, such as helping those persons buy, exchange or redeem Fund shares. Therefore, all references in the Prospectus to State Farm VP Management Corp. Registered Representatives in those capacities are deleted. To purchase Fund shares or obtain any other shareholder services, please contact a State Farm VP Management Corp. Customer Service Representative at 1-800-447-4930 from 8:00 a.m. through 6:00 p.m. (Central Time) Monday through Friday (except holidays). An interactive voice response (IVR) system, provides access to most information and many transactions, 24 hours per day. You also may purchase Fund shares or obtain other shareholder service via the Internet.

The first two paragraphs under the heading, “All Other Persons Purchasing, Exchanging or Selling Shares,” “How To Buy Shares” on page 75 are deleted and replaced with the following two paragraphs:

In accordance with federal securities laws, orders are effected at the NAV per share next determined after receipt of the order in proper form by State Farm VP Management Corp. Receipt of an order in proper form means that State Farm VP Management Corp. has received complete purchase instructions and payment for shares.

If State Farm VP Management Corp. determines that the purchase instructions for your order are incomplete, State Farm VP Management Corp. will contact you to obtain the missing information and/or the missing documents necessary to make your purchase instructions complete. Your purchase order will not be processed until after the purchase instructions have been made complete and payment for the shares has been received.

The first bulleted paragraph on page 78 under the heading, “How to Redeem Fund Shares,” “General Redemption Policies” is deleted and replaced with the following:

●	Each Fund will redeem shares at the Fund’s NAV next determined after receipt by the Fund of an order in proper form by State Farm VP Management Corp. Receipt of an order in proper form means State Farm VP Management Corp. has received complete redemption instructions from you.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated April 1, 2017 to the Statement of Additional Information dated May 1, 2016 and previously supplemented on October 27, 2016 of State Farm Mutual Fund Trust (the “SAI”).

Effective immediately, the following changes are made to the SAI:

The three paragraphs on pages 97-98 of the SAI under the heading “Distribution Expenses” are deleted and replaced with the following:

Management Corp. serves as the principal underwriter for the Trust pursuant to a Distribution Agreement which has been approved by the Board of Trustees of the Trust. Management Corp. is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”). Class A, Premier, Class R-1 and Class R-2 shares of each Fund will be continuously offered and will be sold by Management Corp. Customer Service Representatives. Institutional Class and R-3 shares are made available for purchase by Management Corp. in circumstances specified in the Prospectus for the applicable share class.

Until April 1, 2017, Management Corp. registered representatives offered and sold Class A, Premier, Class R-1 and Class R-2 shares of the Funds and provided ongoing services to persons who owned those shares. Management Corp. will continue to compensate its registered representatives for services rendered to Fund shareholders before April 1, 2017.

The fourth full paragraph on page 98 of the SAI is deleted and replaced with the following:

Until April 1, 2017, Management Corp., as principal underwriter for the Funds, received underwriting commissions from the Funds in the form of front-end sales charges and contingent deferred sales charges, and the underwriting commissions paid by the Funds to Management Corp. during the previous three calendar years are reflected in the chart below. Management Corp. does not appoint other brokers or dealers to sell Fund shares. Accordingly, Management Corp. retains 100% of the underwriting commissions received from the Funds.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.